INVESTMENTS - Short-term investments - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Schedule of Investments [Line Items]
Short-term investment interest income	$ 23.73	149.35	37.21	8.18